Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.9%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	$2,761	$2,553,041
2.80%, 03/01/27 (Call 12/01/26)	1,306	1,207,475
5.04%, 05/01/27 (Call 03/01/27)	4,860	4,911,322
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)(a)	806	748,371
3.50%, 04/01/27 (Call 02/01/27)	3,047	2,960,678
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	550	526,213
Lockheed Martin Corp., 5.10%, 11/15/27 (Call 10/15/27)	690	716,593
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)	2,334	2,247,105
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	3,801	3,609,886
3.50%, 03/15/27 (Call 12/15/26)(a)	3,060	2,969,271
7.20%, 08/15/27	408	458,984
		22,908,939
Agriculture — 1.5%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	8,479	7,908,448
4.70%, 04/02/27 (Call 02/02/27)	2,849	2,793,217
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)(a)	2,069	1,990,440
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)(a)	1,723	1,631,957
5.13%, 11/17/27 (Call 10/17/27)	4,060	4,148,386
		18,472,448
Airlines — 0.9%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	232	211,853
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	760	717,714
5.13%, 06/15/27 (Call 04/15/27)	5,260	5,316,703
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29(a)	4,607	4,789,056
		11,035,326
Apparel — 0.5%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)	3,278	3,113,772
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	1,419	1,366,185
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)	1,688	1,568,777
		6,048,734
Auto Manufacturers — 2.5%
American Honda Finance Corp., 2.35%, 01/08/27	1,927	1,783,766
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	1,865	1,803,324
6.80%, 10/01/27 (Call 08/01/27)	2,699	2,869,496
General Motors Financial Co. Inc.
2.35%, 02/26/27 (Call 01/26/27)	2,575	2,312,350
2.70%, 08/20/27 (Call 06/20/27)	2,441	2,191,579
4.35%, 01/17/27 (Call 10/17/26)(a)	3,117	3,025,111
5.00%, 04/09/27 (Call 03/09/27)	3,110	3,082,321
Honda Motor Co. Ltd., 2.53%, 03/10/27 (Call 02/10/27)(a)	1,655	1,543,834
PACCAR Financial Corp., 2.00%, 02/04/27	940	864,142
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	2,102	1,829,497
1.90%, 01/13/27	1,440	1,311,869
3.05%, 03/22/27	2,845	2,704,713
3.20%, 01/11/27	1,568	1,503,586
4.55%, 09/20/27	1,330	1,341,983
Security	Par (000)	Value

Auto Manufacturers (continued)
5.45%, 11/10/27	$1,480	$1,544,513
		29,712,084
Auto Parts & Equipment — 0.4%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	3,602	3,314,200
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	1,703	1,623,521
		4,937,721
Banks — 15.1%
Banco Santander SA
4.25%, 04/11/27	2,555	2,487,420
5.29%, 08/18/27	4,555	4,559,282
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)(a)	6,815	6,500,351
Series L, 4.18%, 11/25/27 (Call 11/25/26)	5,714	5,614,005
Bank of Montreal
2.65%, 03/08/27(a)	3,835	3,569,311
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	2,565	2,571,720
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)(a)	2,655	2,440,343
3.25%, 05/16/27 (Call 02/16/27)	2,791	2,681,872
Bank of Nova Scotia (The)
1.95%, 02/02/27	3,190	2,898,147
2.95%, 03/11/27(a)	1,970	1,844,137
Canadian Imperial Bank of Commerce, 3.45%, 04/07/27	3,460	3,313,227
Citigroup Inc., 4.45%, 09/29/27(a)	10,214	10,023,407
Credit Suisse AG/New York NY, 5.00%, 07/09/27	2,940	2,794,911
Deutsche Bank AG/New York NY, 5.37%, 09/09/27	750	768,705
Fifth Third Bancorp., 2.55%, 05/05/27 (Call 04/05/27)	2,404	2,219,637
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)	2,154	1,976,812
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	8,179	7,911,792
5.95%, 01/15/27	2,581	2,684,885
ING Groep NV, 3.95%, 03/29/27	3,468	3,353,279
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)(a)	2,661	2,557,647
4.25%, 10/01/27	4,603	4,546,337
8.00%, 04/29/27	2,225	2,535,766
KeyBank NA/Cleveland OH
4.39%, 12/14/27	500	490,620
5.85%, 11/15/27 (Call 10/16/27)	960	1,006,080
KeyCorp, 2.25%, 04/06/27(a)	2,932	2,679,731
Lloyds Banking Group PLC, 3.75%, 01/11/27(a)	3,863	3,682,405
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	1,465	1,375,401
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	2,885	2,719,516
3.68%, 02/22/27(a)	2,531	2,454,488
Mizuho Financial Group Inc.
3.17%, 09/11/27	2,336	2,184,908
3.66%, 02/28/27	1,785	1,698,160
Morgan Stanley
3.63%, 01/20/27	7,748	7,507,347
3.95%, 04/23/27	5,375	5,194,454
National Australia Bank Ltd., 3.91%, 06/09/27	1,380	1,346,480
Northern Trust Corp., 4.00%, 05/10/27 (Call 04/10/27)(a)	3,852	3,812,979
PNC Bank NA, 3.10%, 10/25/27 (Call 09/25/27)	3,200	3,055,872
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)(a)	2,674	2,549,926
Royal Bank of Canada
2.05%, 01/21/27(a)	507	463,332
3.63%, 05/04/27	3,336	3,224,377
4.24%, 08/03/27	3,195	3,149,567

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.00%, 11/01/27.	$3,555	$3,752,409
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	3,422	3,328,819
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27	1,825	1,646,442
3.35%, 10/18/27(a)	2,029	1,917,709
3.36%, 07/12/27	4,516	4,281,032
3.45%, 01/11/27	2,937	2,798,344
Synchrony Bank, 5.63%, 08/23/27 (Call 07/23/27)	1,620	1,612,759
Toronto-Dominion Bank (The)
1.95%, 01/12/27	2,275	2,072,730
2.80%, 03/10/27	3,675	3,448,252
4.11%, 06/08/27	3,890	3,823,248
4.69%, 09/15/27	2,455	2,468,797
Truist Financial Corp., 1.13%, 08/03/27 (Call 06/03/27)	3,210	2,793,567
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,523	4,322,269
Wells Fargo & Co., 4.30%, 07/22/27	7,460	7,377,940
Westpac Banking Corp.
3.35%, 03/08/27	3,592	3,449,434
4.04%, 08/26/27	1,635	1,622,656
5.46%, 11/18/27	1,745	1,818,185
		180,983,228
Beverages — 1.5%
Coca-Cola Co. (The)
1.45%, 06/01/27	3,952	3,563,400
2.90%, 05/25/27(a)	1,201	1,150,546
3.38%, 03/25/27	2,858	2,790,465
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)(a)	1,700	1,633,445
4.35%, 05/09/27 (Call 04/09/27)	1,100	1,086,701
Diageo Capital PLC, 5.30%, 10/24/27 (Call 09/24/27)	480	499,560
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)(a)	1,400	1,340,668
PepsiCo Inc.
2.63%, 03/19/27 (Call 01/19/27)	2,007	1,896,173
3.00%, 10/15/27 (Call 07/15/27)(a)	4,299	4,111,435
		18,072,393
Biotechnology — 1.5%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	5,186	4,759,140
3.20%, 11/02/27 (Call 08/02/27)	3,291	3,117,531
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)	1,564	1,479,779
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	2,587	2,246,318
2.95%, 03/01/27 (Call 12/01/26)	4,153	3,941,446
Illumina Inc., 5.75%, 12/13/27 (Call 11/13/27)	130	134,251
Royalty Pharma PLC, 1.75%, 09/02/27 (Call 07/02/27)(a)	3,248	2,819,167
		18,497,632
Building Materials — 0.5%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)	965	892,220
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)	940	822,829
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	775	736,351
3.50%, 12/15/27 (Call 09/15/27)(a)	1,290	1,229,550
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)(a)	886	843,773
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	1,761	1,707,571
		6,232,294
Chemicals — 1.7%
Air Products and Chemicals Inc., 1.85%, 05/15/27 (Call 03/15/27)	1,941	1,768,814
Security	Par (000)	Value

Chemicals (continued)
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	$1,695	$1,685,915
Celanese U.S. Holdings LLC, 6.17%, 07/15/27 (Call 06/15/27)(a)	5,605	5,676,800
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(a)	1,651	1,489,813
3.25%, 12/01/27 (Call 09/01/27)	1,719	1,638,207
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)(a)	1,020	971,009
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	686	670,167
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	1,281	1,223,406
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	4,786	4,596,762
		19,720,893
Commercial Services — 1.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	2,088	2,036,176
Equifax Inc., 5.10%, 12/15/27 (Call 11/15/27)	595	604,324
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	3,276	2,948,662
4.95%, 08/15/27 (Call 07/15/27)	430	430,516
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	460	407,449
PayPal Holdings Inc., 3.90%, 06/01/27 (Call 05/01/27)(a)	1,365	1,342,382
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(b)	2,700	2,509,650
2.95%, 01/22/27 (Call 10/22/26)(a)	1,828	1,741,700
		12,020,859
Computers — 2.6%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	4,249	4,033,661
3.00%, 06/20/27 (Call 03/20/27)(a)	1,579	1,512,998
3.00%, 11/13/27 (Call 08/13/27)(a)	3,164	3,016,273
3.20%, 05/11/27 (Call 02/11/27)	4,103	3,963,047
3.35%, 02/09/27 (Call 11/09/26)	5,187	5,044,357
Dell International LLC/EMC Corp., 6.10%, 07/15/27 (Call 05/15/27)(a)	1,285	1,347,040
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)(a)	2,443	2,272,161
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	2,574	2,304,399
2.20%, 02/09/27 (Call 01/09/27)	2,070	1,900,984
3.30%, 01/27/27	1,503	1,442,670
4.15%, 07/27/27 (Call 06/27/27)(a)	1,580	1,566,775
6.22%, 08/01/27(a)	860	925,644
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)(a)	1,758	1,608,359
		30,938,368
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co., 3.10%, 08/15/27 (Call 07/15/27)(a)	605	586,566
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)	1,266	1,220,044
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 03/24/27 (Call 02/24/27)	2,535	2,399,656
Procter & Gamble Co. (The)
1.90%, 02/01/27	2,085	1,932,003
2.80%, 03/25/27	1,824	1,737,524
2.85%, 08/11/27	2,313	2,209,725
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)(a)	2,745	2,613,679
		12,699,197
Diversified Financial Services — 6.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	2,847	2,636,578
4.63%, 10/15/27 (Call 08/15/27)	1,575	1,518,725

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)	$2,465	$2,219,042
3.63%, 04/01/27 (Call 01/01/27)	1,563	1,470,127
3.63%, 12/01/27 (Call 09/01/27)(a)	1,505	1,407,672
5.85%, 12/15/27 (Call 11/15/27)	985	1,005,360
Ally Financial Inc.
4.75%, 06/09/27 (Call 05/09/27)(a)	2,465	2,388,141
7.10%, 11/15/27 (Call 10/15/27)(a)	1,580	1,667,184
American Express Co.
2.55%, 03/04/27 (Call 02/01/27)(a)	4,355	4,039,654
3.30%, 05/03/27 (Call 04/02/27)	3,843	3,658,498
5.85%, 11/05/27 (Call 10/05/27)	3,765	3,983,558
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	465	446,386
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	206	178,604
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	2,882	2,757,411
3.75%, 03/09/27 (Call 02/09/27)	4,389	4,224,017
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	2,263	2,207,081
Charles Schwab Corp. (The)
2.45%, 03/03/27 (Call 02/03/27)(a)	4,070	3,786,728
3.20%, 03/02/27 (Call 12/02/26)	1,793	1,713,713
3.30%, 04/01/27 (Call 01/01/27)(a)	1,571	1,512,700
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	3,369	3,247,110
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,379	1,319,400
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)(a)	1,376	1,306,361
4.00%, 09/15/27 (Call 08/15/27)	4,210	4,155,144
Jefferies Financial Group Inc.
4.85%, 01/15/27(a)	2,842	2,851,890
6.45%, 06/08/27	1,011	1,071,387
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)(a)	1,025	970,296
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	3,924	3,813,579
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27
(Call 05/24/27)	1,053	1,021,979
Nomura Holdings Inc.
2.33%, 01/22/27	3,176	2,855,669
5.39%, 07/06/27(a)	1,240	1,251,520
ORIX Corp.
3.70%, 07/18/27(a)	832	803,471
5.00%, 09/13/27	1,080	1,101,589
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)(a)	1,240	1,179,153
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	2,936	2,715,536
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	1,342	1,172,827
1.90%, 04/15/27 (Call 02/15/27)	4,428	4,062,203
2.75%, 09/15/27 (Call 06/15/27)	2,259	2,140,335
		79,860,628
Electric — 5.9%
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	1,265	1,237,916
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)	1,975	1,776,592
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	1,696	1,589,339
5.75%, 11/01/27 (Call 10/01/27)(a)	533	556,809
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	972	933,771
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	464	430,230
Security	Par (000)	Value

Electric (continued)
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	$1,622	$1,527,859
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	819	784,717
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	1,412	1,335,794
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	801	758,723
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	981	943,388
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	1,132	1,066,684
Dominion Energy Inc., Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,073	1,027,322
Duke Energy Corp.
3.15%, 08/15/27 (Call 05/15/27)	2,089	1,970,011
5.00%, 12/08/27	995	1,012,512
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	1,935	1,859,206
Edison International, 5.75%, 06/15/27 (Call 04/15/27)(a)	2,223	2,279,998
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	1,342	1,264,271
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)(a)	730	693,756
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	1,680	1,575,890
4.60%, 07/01/27 (Call 06/01/27)	1,530	1,533,534
Exelon Corp., 2.75%, 03/15/27	1,165	1,087,784
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	1,451	1,369,091
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	797	763,980
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)(a)	2,040	1,934,042
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	1,264	1,206,298
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)	1,170	1,110,775
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	2,145	1,936,785
3.55%, 05/01/27 (Call 02/01/27)	4,088	3,924,317
4.63%, 07/15/27 (Call 06/15/27)	2,905	2,909,735
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)(a)	1,300	1,242,488
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	2,138	1,875,026
3.30%, 03/15/27 (Call 12/15/26)(a)	1,205	1,115,083
3.30%, 12/01/27 (Call 09/01/27)(a)	2,927	2,688,801
5.45%, 06/15/27 (Call 05/15/27)	1,525	1,531,802
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)(a)	1,058	1,006,666
Public Service Enterprise Group Inc., 5.85%, 11/15/27 (Call 10/15/27)	1,630	1,711,516
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)(a)	2,578	2,433,916
Southern California Edison Co.
5.85%, 11/01/27 (Call 10/01/27)	485	510,690
Series D, 4.70%, 06/01/27 (Call 05/01/27)	1,650	1,658,069
Southern Co. (The), 5.11%, 08/01/27	2,280	2,313,265
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)(a)	1,329	1,263,999
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	2,489	2,402,532
Series B, 3.75%, 05/15/27 (Call 04/15/27)(a)	2,005	1,954,915
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	1,851	1,613,739
5.15%, 10/01/27 (Call 09/01/27)	530	542,264
Wisconsin Power and Light Co., 3.05%, 10/15/27 (Call 07/15/27)	937	882,485
Xcel Energy Inc., 1.75%, 03/15/27 (Call 02/15/27)	1,771	1,593,971
		70,742,356

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)(a)	$1,918	$1,712,640

Electronics — 0.9%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	1,504	1,407,985
Honeywell International Inc., 1.10%, 03/01/27 (Call 02/01/27)	3,158	2,803,135
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	1,350	1,259,847
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)(a)	2,055	1,996,227
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	2,293	2,297,173
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	1,442	1,357,989
		11,122,356
Entertainment — 0.8%
Magallanes Inc., 3.76%, 03/15/27 (Call 02/15/27)(b)	10,275	9,626,956

Environmental Control — 0.3%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)(a)	1,735	1,655,849
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)(a)	1,956	1,867,139
		3,522,988
Food — 2.1%
Conagra Brands Inc., 1.38%, 11/01/27 (Call 09/01/27)	3,484	2,982,374
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)(a)	2,468	2,389,271
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 2.50%, 01/15/27 (Call 12/15/26)(b)	1,220	1,088,191
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	1,480	1,401,604
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)(a)	1,659	1,586,784
Kraft Heinz Foods Co., 3.88%, 05/15/27 (Call 02/15/27)	4,330	4,217,550
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	1,557	1,505,899
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	2,715	2,584,273
Mondelez International Inc., 2.63%, 03/17/27 (Call 01/17/27)	2,609	2,428,848
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	2,439	2,306,050
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	3,330	3,193,204
		25,684,048
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	931	878,855
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	1,298	1,308,215
		2,187,070
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	789	750,757
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	470	444,047
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)(a)	2,688	2,580,050
Southern California Gas Co., 2.95%, 04/15/27 (Call 03/15/27)(a)	2,055	1,944,852
Southwest Gas Corp., 5.80%, 12/01/27 (Call 11/01/27)	290	303,575
		6,023,281
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	281	269,673

Health Care - Products — 0.7%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)(a)	4,821	4,351,338
GE Healthcare Holding LLC, 5.65%, 11/15/27 (Call 10/15/27)(b)	3,510	3,634,149
Thermo Fisher Scientific Inc., 4.80%, 11/21/27 (Call 10/21/27)	675	693,157
		8,678,644
Health Care - Services — 2.7%
Centene Corp., 4.25%, 12/15/27 (Call 12/15/23)(a)	4,600	4,416,874
Security	Par (000)	Value

Health Care - Services (continued)
Elevance Health Inc., 3.65%, 12/01/27 (Call 09/01/27)	$4,644	$4,481,228
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(b)	2,785	2,588,685
4.50%, 02/15/27 (Call 08/15/26)	2,988	2,937,772
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	2,569	2,264,240
3.95%, 03/15/27 (Call 12/15/26)(a)	1,744	1,703,609
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	2,371	2,270,399
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)(a)	1,736	1,678,000
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	1,217	1,177,703
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	1,605	1,578,822
2.95%, 10/15/27(a)	2,715	2,563,829
3.38%, 04/15/27	1,451	1,404,408
3.45%, 01/15/27	2,962	2,884,692
		31,950,261
Holding Companies - Diversified — 1.3%
Ares Capital Corp., 2.88%, 06/15/27 (Call 05/15/27)(a)	1,725	1,530,920
Blackstone Private Credit Fund, 3.25%, 03/15/27 (Call 02/15/27)	2,990	2,619,629
Blackstone Secured Lending Fund, 2.13%, 02/15/27 (Call 01/15/27)	1,795	1,525,409
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	1,340	1,158,336
3.25%, 07/15/27 (Call 06/15/27)	1,020	891,307
Golub Capital BDC Inc., 2.05%, 02/15/27 (Call 01/15/27)	990	841,124
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	526	503,740
Oaktree Specialty Lending Corp., 2.70%, 01/15/27 (Call 12/15/26)(a)	1,305	1,160,771
Owl Rock Capital Corp., 2.63%, 01/15/27 (Call 12/15/26)(a)	1,585	1,363,195
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	1,130	963,460
OWL Rock Core Income Corp.
4.70%, 02/08/27 (Call 01/08/27)(a)	514	468,460
7.75%, 09/16/27 (Call 08/16/27)(a)(b)	1,700	1,712,155
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	895	738,948
		15,477,454
Home Builders — 0.7%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)(a)	1,504	1,284,672
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)	2,671	2,634,621
5.00%, 06/15/27 (Call 12/15/26)	1,411	1,409,335
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)(a)	2,031	2,041,033
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	1,546	1,507,566
		8,877,227
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	1,437	1,348,107

Household Products & Wares — 0.5%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	1,875	1,787,400
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	2,094	1,976,296
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)	1,840	1,606,228
		5,369,924
Insurance — 2.0%
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(a)	1,463	1,452,905

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon Corp., 8.21%, 01/01/27	$735	$762,254
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	1,825	1,710,755
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	1,133	1,083,737
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(a)	830	781,661
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	1,590	1,508,831
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	1,980	1,878,545
Corebridge Financial Inc., 3.65%, 04/05/27 (Call 03/05/27)(a)(b)	3,360	3,211,186
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)(a)	725	734,512
Manulife Financial Corp., 2.48%, 05/19/27 (Call 03/19/27)(a)	1,963	1,814,362
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	1,559	1,485,181
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(a)	1,181	1,140,067
Progressive Corp. (The)
2.45%, 01/15/27	1,226	1,143,637
2.50%, 03/15/27 (Call 02/15/27).	1,940	1,812,949
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)	881	836,712
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)	2,595	2,568,894
		23,926,188
Internet — 3.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	5,451	5,118,543
Alphabet Inc., 0.80%, 08/15/27 (Call 06/15/27)(a)	4,027	3,502,201
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	4,099	3,615,277
3.15%, 08/22/27 (Call 05/22/27)	7,802	7,461,989
3.30%, 04/13/27 (Call 03/13/27)	3,640	3,519,625
4.55%, 12/01/27 (Call 11/01/27)	5,130	5,195,767
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	130	114,296
3.63%, 07/06/27	1,265	1,199,460
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)(a)	2,644	2,553,496
5.95%, 11/22/27 (Call 10/22/27)	1,035	1,087,071
Expedia Group Inc., 4.63%, 08/01/27 (Call 05/01/27)	2,627	2,584,653
Meta Platforms Inc., 3.50%, 08/15/27(a)	3,880	3,724,528
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/23)	2,161	2,144,555
		41,821,461
Iron & Steel — 0.5%
ArcelorMittal SA, 6.55%, 11/29/27 (Call 10/29/27)	3,295	3,438,761
Nucor Corp., 4.30%, 05/23/27 (Call 04/23/27)	1,395	1,384,273
Steel Dynamics Inc., 1.65%, 10/15/27 (Call 08/15/27)	1,171	1,015,362
		5,838,396
Lodging — 0.2%
Marriott International Inc./MD, 5.00%, 10/15/27 (Call 09/15/27)(a)	2,055	2,072,488

Machinery — 1.0%
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	2,177	1,902,828
1.70%, 01/08/27(a)	210	192,692
3.60%, 08/12/27(a)	1,460	1,425,179
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	1,579	1,535,277
John Deere Capital Corp.
1.70%, 01/11/27(a)	1,221	1,112,893
1.75%, 03/09/27	1,657	1,509,129
2.35%, 03/08/27	1,380	1,282,103
Security	Par (000)	Value

Machinery (continued)
2.80%, 09/08/27	$1,299	$1,222,372
4.15%, 09/15/27	665	662,839
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)(a)	1,141	1,046,822
		11,892,134
Manufacturing — 0.9%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	2,069	1,936,956
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	1,460	1,401,658
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	1,981	1,875,928
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	1,906	1,815,999
4.25%, 09/15/27 (Call 08/15/27)(a)	1,720	1,700,856
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)(a)	1,731	1,658,004
		10,389,401
Media — 1.6%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	3,861	3,585,132
3.30%, 02/01/27 (Call 11/01/26)	3,838	3,690,007
3.30%, 04/01/27 (Call 02/01/27)	2,249	2,157,623
5.35%, 11/15/27 (Call 10/15/27)(a)	540	562,345
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	2,200	2,055,768
Paramount Global, 2.90%, 01/15/27 (Call 10/15/26)	2,335	2,147,663
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	3,411	3,239,529
Walt Disney Co. (The), 3.70%, 03/23/27	1,711	1,676,831
		19,114,898
Mining — 0.4%
Freeport-McMoRan Inc., 5.00%, 09/01/27 (Call 09/01/23)(a)	2,375	2,355,406
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	1,954	1,900,246
		4,255,652
Oil & Gas — 2.8%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	2,666	2,535,526
3.54%, 04/06/27 (Call 02/06/27)(a)	1,391	1,350,564
3.59%, 04/14/27 (Call 01/14/27)	1,585	1,540,065
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	3,817	3,659,854
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	3,548	3,429,249
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(a)	395	385,643
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)	3,290	3,020,352
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)(a)	2,505	2,196,735
Coterra Energy Inc., 3.90%, 05/15/27	1,674	1,607,559
Devon Energy Corp., 5.25%, 10/15/27 (Call 10/15/23)	1,119	1,126,385
Eni USA Inc., 7.30%, 11/15/27(a)	1,012	1,112,218
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	2,271	2,153,657
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)(a)	2,185	2,128,867
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	2,642	2,588,711
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	3,021	2,953,269
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)(a)	1,760	1,583,859
		33,372,513
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	4,276	4,053,905

Packaging & Containers — 0.5%
Berry Global Inc., 1.65%, 01/15/27 (Call 12/15/26)	1,631	1,427,011
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)(a)	1,686	1,593,455
Sonoco Products Co., 2.25%, 02/01/27 (Call 01/01/27)(a)	1,306	1,188,904
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	1,284	1,204,135
		5,413,505

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 4.5%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	$2,364	$2,259,015
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	2,919	2,793,979
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	4,784	4,654,736
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	2,529	2,217,604
3.25%, 02/27/27	315	304,659
3.45%, 11/15/27 (Call 08/15/27)(a)	1,832	1,778,817
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	3,702	3,528,932
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	1,835	1,721,414
3.40%, 03/01/27 (Call 12/01/26)	4,340	4,154,812
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	6,047	5,242,205
3.63%, 04/01/27 (Call 02/01/27)	1,968	1,902,426
6.25%, 06/01/27	1,066	1,136,505
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	1,133	1,085,108
5.50%, 03/15/27(a)	293	309,065
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	4,011	3,528,557
2.95%, 03/03/27 (Call 12/03/26)	2,470	2,380,685
Merck & Co. Inc., 1.70%, 06/10/27 (Call 05/10/27)(a)	4,346	3,926,263
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	3,775	3,497,047
3.10%, 05/17/27 (Call 02/17/27)	2,779	2,677,205
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	2,571	2,267,519
Zoetis Inc., 3.00%, 09/12/27 (Call 06/15/27)	2,471	2,331,586
		53,698,139
Pipelines — 3.4%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)(a)	1,949	1,899,223
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	4,622	4,656,295
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)(a)	1,215	1,236,372
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)(a)	2,739	2,630,508
Energy Transfer LP
4.00%, 10/01/27 (Call 07/01/27)	1,953	1,869,333
4.20%, 04/15/27 (Call 01/15/27)(a)	1,561	1,513,015
4.40%, 03/15/27 (Call 12/15/26)	1,655	1,617,216
5.50%, 06/01/27 (Call 03/01/27)(a)	2,656	2,695,362
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)	1,938	1,899,201
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	3,602	3,494,732
4.25%, 12/01/27 (Call 09/01/27)	1,750	1,700,668
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	1,320	1,278,341
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	1,643	1,580,862
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	4,660	4,668,388
Targa Resources Corp., 5.20%, 07/01/27 (Call 06/01/27)	990	996,821
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27 (Call 07/15/23)	1,195	1,221,923
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	1,009	971,647
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	898	966,248
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	4,064	3,929,197
		40,825,352
Real Estate Investment Trusts — 5.1%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)(a)	1,159	1,130,071
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)	$2,208	$2,036,571
3.13%, 01/15/27 (Call 10/15/26)(a)	1,206	1,127,815
3.55%, 07/15/27 (Call 04/15/27)	2,380	2,250,147
3.65%, 03/15/27 (Call 02/15/27)	1,765	1,679,662
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	1,371	1,302,409
Boston Properties LP, 6.75%, 12/01/27 (Call 11/01/27)	1,255	1,329,434
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)(a)	1,460	1,258,564
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	1,156	1,094,605
Crown Castle Inc.
3.65%, 09/01/27 (Call 06/01/27)	2,915	2,780,939
4.00%, 03/01/27 (Call 12/01/26)	1,832	1,782,280
Crown Castle International Corp., 2.90%, 03/15/27 (Call 02/15/27)	2,150	2,000,962
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)(a)	3,414	3,247,124
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	615	561,397
Equinix Inc., 1.80%, 07/15/27 (Call 05/15/27)	2,098	1,837,680
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	1,512	1,421,749
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	675	646,474
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	1,036	968,815
Healthcare Realty Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	1,886	1,790,342
Healthpeak Properties Inc., 1.35%, 02/01/27 (Call 01/01/27)	851	757,620
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)(a)	675	634,561
Hudson Pacific Properties LP, 3.95%, 11/01/27 (Call 08/01/27)	1,040	913,578
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	593	566,451
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	1,111	1,053,572
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)(a)	2,068	2,001,410
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	1,186	1,108,697
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)(a)	1,201	1,155,146
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)(a)	615	595,751
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	1,578	1,445,353
3.38%, 12/15/27 (Call 09/15/27)	1,111	1,065,271
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)(a)	1,721	1,638,461
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	1,793	1,689,795
3.95%, 08/15/27 (Call 05/15/27)	2,431	2,371,538
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)(a)	1,306	1,248,667
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	1,541	1,374,356
3.38%, 06/15/27 (Call 03/15/27)	1,638	1,559,081
3.38%, 12/01/27 (Call 09/01/27)(a)	2,407	2,278,659
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)(a)	1,668	1,600,329
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	1,325	1,208,069
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	615	576,144
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)(a)	1,172	1,115,521
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	941	907,096
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)	1,351	1,242,136
Weyerhaeuser Co., 6.95%, 10/01/27(a)	1,111	1,212,723
		61,567,025
Retail — 3.3%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)(a)	1,408	1,218,807

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)(a)	$1,180	$1,108,763
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)(a)	2,099	2,041,152
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	3,393	3,041,621
3.00%, 05/18/27 (Call 02/18/27)(a)	3,390	3,254,536
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	1,774	1,715,192
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	2,781	2,699,600
4.63%, 11/01/27 (Call 10/01/27)(a)	1,000	1,001,120
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	2,405	2,251,609
2.80%, 09/14/27 (Call 06/14/27)	2,767	2,604,107
2.88%, 04/15/27 (Call 03/15/27)	2,455	2,329,500
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	3,826	3,633,208
3.35%, 04/01/27 (Call 03/01/27)	2,060	1,972,800
McDonald’s Corp.
3.50%, 03/01/27 (Call 12/01/26)	1,828	1,766,945
3.50%, 07/01/27 (Call 05/01/27)	3,574	3,456,523
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	2,037	1,963,627
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)	2,453	2,235,492
Target Corp., 1.95%, 01/15/27 (Call 12/15/26)	865	798,300
Walmart Inc., 5.88%, 04/05/27(a)	870	933,023
		40,025,925
Semiconductors — 2.9%
Analog Devices Inc., 3.45%, 06/15/27 (Call 03/15/27)(b)	1,906	1,829,607
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	4,333	4,191,138
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	7,528	7,257,669
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)(a)	2,993	2,865,588
3.75%, 03/25/27 (Call 01/25/27)	3,252	3,183,936
3.75%, 08/05/27 (Call 07/05/27)	775	757,694
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	3,197	3,116,819
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27 (Call 03/01/27)	1,511	1,405,472
4.40%, 06/01/27 (Call 05/01/27)(a)	1,190	1,170,044
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	6,582	6,343,666
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)(a)	1,599	1,522,168
TSMC Arizona Corp., 3.88%, 04/22/27 (Call 03/22/27)(a)	1,402	1,376,470
		35,020,271
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)(a)	2,186	2,038,379

Software — 3.8%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	1,749	1,680,177
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	2,414	2,244,537
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	2,402	2,294,054
Fidelity National Information Services Inc., 4.70%, 07/15/27 (Call 06/15/27)(a)	1,080	1,074,557
Fiserv Inc., 2.25%, 06/01/27 (Call 04/01/27)(a)	3,461	3,152,694
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)(a)	2,383	2,112,982
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	9,363	9,117,596
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	5,718	5,295,954
3.25%, 11/15/27 (Call 08/15/27)	6,633	6,241,719
Roper Technologies Inc., 1.40%, 09/15/27 (Call 07/15/27)(a)	1,935	1,680,412
Take-Two Interactive Software Inc., 3.70%, 04/14/27 (Call 03/14/27)	2,510	2,407,216
Security	Par/ Shares (000)	Value

Software (continued)
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	$3,191	$3,067,604
4.65%, 05/15/27 (Call 03/15/27)	2,310	2,290,758
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	2,930	2,803,864
		45,464,124
Telecommunications — 3.9%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	5,754	5,255,128
3.80%, 02/15/27 (Call 11/15/26)	2,662	2,590,286
14.25%, 03/01/27 (Call 12/01/26)	4,031	4,009,273
Rogers Communications Inc., 3.20%, 03/15/27 (Call 02/15/27)(b)	2,790	2,625,418
Telefonica Emisiones SA, 4.10%, 03/08/27	4,231	4,103,816
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,425	2,274,165
3.70%, 09/15/27 (Call 06/15/27)	1,763	1,701,612
T-Mobile USA Inc.
3.75%, 04/15/27 (Call 02/15/27)	10,845	10,432,781
5.38%, 04/15/27 (Call 04/15/23)	1,750	1,756,860
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	2,395	2,261,287
4.13%, 03/16/27	9,142	9,025,897
		46,036,523
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)(a)	1,474	1,380,283

Transportation — 1.4%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)(a)	1,610	1,552,427
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)(a)	2,936	2,808,695
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)	1,636	1,553,317
7.80%, 05/15/27(a)	263	295,554
Ryder System Inc.
2.85%, 03/01/27 (Call 02/01/27)	1,450	1,338,814
4.30%, 06/15/27 (Call 05/15/27)	1,280	1,252,096
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	1,576	1,453,340
3.00%, 04/15/27 (Call 01/15/27)(a)	1,512	1,442,100
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)(a)	3,331	3,186,734
Walmart Inc., 3.95%, 09/09/27 (Call 08/09/27)	1,355	1,354,878
		16,237,955
Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	1,151	1,099,170

Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	1,090	963,364

Water — 0.1%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)	1,353	1,273,173

Total Long-Term Investments — 98.8%
(Cost: $1,226,993,990)		1,182,513,953

Short-Term Securities

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	96,930	96,988,378

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	2,127	$2,127,000

Total Short-Term Securities — 8.3% (Cost: $99,045,973)		99,115,378

Total Investments — 107.1% (Cost: $1,326,039,963)		1,281,629,331

Liabilities in Excess of Other Assets — (7.1)%		(85,136,593)

Net Assets — 100.0%		$1,196,492,738
(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$86,106,217	$10,804,108	(a)	$—		$4,250	$73,803	$96,988,378	96,930	$108,575	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,367,000	—		(2,240,000	)(a)	—	—	2,127,000	2,127	15,974		1
						$4,250	$73,803	$99,115,378		$124,549		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,182,513,953	$—	$1,182,513,953

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$99,115,378	$—	$—	$99,115,378
	$99,115,378	$1,182,513,953	$—	$1,281,629,331